Share-Based Compensation (Details) - Schedule of Restricted Share Activities - Restricted Shares [Member] - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Restricted Share Activities [Line Items]
Number of Restricted Shares Granted, Beginning	[1]	786,000	1,200,000	546,000
Weighted-Average Grant Date Fair Value, Beginning		$ 4.8435	$ 4.8681	$ 4.3444
Number of Restricted Shares Granted, Replacement	[1]	7,876,000
Weighted-Average Grant Date Fair Value, Replacement		$ 4.9821
Number of Restricted Shares Granted, Awarded	[1]	703,000	124,000	997,000
Weighted-Average Grant Date Fair Value, Awarded		$ 6.4017	$ 3.9252	$ 5.0346
Number of Restricted Shares Granted, Vested	[1]	(8,938,000)	(498,000)	(340,000)
Weighted-Average Grant Date Fair Value, Vested		$ 5.0743	$ 4.7458	$ 4.5173
Number of Restricted Shares Granted, Forfeited	[1]	(97,000)	(40,000)	(3,000)
Weighted-Average Grant Date Fair Value, Forfeited		$ 5.5168	$ 3.9504	$ 4.6634
Number of Restricted Shares Granted, Ending	[1]	330,000	786,000	1,200,000
Weighted-Average Grant Date Fair Value, Ending		$ 5.0233	$ 4.8435	$ 4.8681

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).